TRANSACTIONS WITH RELATED PARTIES, Group Holds Interests in Various Funds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 1,278,554	S/ 982,762
Fair value through profit or loss		4,715,343	4,982,661
Restricted Mutual Funds [Member]
At fair value through profit or loss [Abstract]
Fair value through profit or loss	[1]	307,225	334,162
US Dollars [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		451,522	516,834
Soles [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		397,614	170,769
Bolivianos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		280,188	179,131
Colombian Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		133,821	108,830
Chilean Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 15,409	S/ 7,198

[1]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.